Cover Page	Mar. 14, 2022
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Following the filing of the quarterly report for the period ended September 30, 2021, filed with the SEC on November 9, 2021, SVF Investment Corp. (the “Company”), having performed further assessment, concluded that, effective with its financial statements for quarterly period ended September 30, 2021, it should restate its prior filed financial information as of January 12, 2021 (Post IPO Balance Sheet as defined below) to classify all Class A ordinary shares subject to possible redemption in temporary equity and to recognize the accretion from the initial book value to the redemption value and misapplication of accounting guidance related to the Company’s warrants, and forward purchase agreement, and for the period ended March 31, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity and to recognize the accretion from the initial book value to the redemption value and misapplication of accounting guidance related to the Company’s funded working capital loan, and it should restate its prior filed financial information for the period ended June 30, 2021, to correct the recognition of the accretion from the initial book value to redemption value. In accordance with guidance on redeemable equity instruments in ASC 480-10-S99, redemption provisions not solely within the control of the Company require ordinary shares subject to redemption to be classified outside of permanent equity. In addition, the Company also restated the classification of the Company’s warrants (including the redeemable warrants that were included in the units issued by the Company in its initial public offering, the warrants issued to the Company’s sponsor in a private placement that closed concurrently with the Company’s initial public offering, and the forward purchase agreement entered concurrently with the Company’s initial public offering) as derivative liabilities in accordance with ASC Topic 815. The Company had previously classified its warrants, forward purchase agreement and a portion the shares of its Class A ordinary shares as permanent equity. This resulted in an adjustment to the initial carrying value of the Class A ordinary shares subject to possible redemption with the offset recorded to liabilities, additional paid-in capital (to the extent available), accumulated deficit and Class A ordinary shares. The lender of the working capital loan has the option to exchange the outstanding principal for warrants issued by the Company to purchase Class A ordinary shares of the Company. The warrants are the same form as the Private Placement Warrants issued in the initial public offering. As such, they should be recognized at fair value, with changes in fair value each period reported in earnings, beginning at the initial funding date of the working capital loan. Therefore, on November 30, 2021, the Company’s management and the audit committee of the Company’s board of directors (the “Audit Committee”) concluded that the Company’s previously issued audited balance sheet as of January 12, 2021 (the “Post IPO Balance Sheet”) and the audit report of Marcum LLP included in the Current Report on Form 8-K containing the Post IPO Balance Sheet, filed with the SEC on January 20, 2021 (the “Original Form 8-K”), should be restated to classify all Class A ordinary shares subject to possible redemption in temporary equity and misapplication of accounting guidance related to the Company’s warrants, and should no longer be relied upon. As such, the Company will restate the Post IPO Balance Sheet. Considering such restatement, such financial statements, as well as the relevant portions of any communication which describes or are based on such financial statements, should no longer be relied upon. The restatement does not have an impact on the Company’s cash position and cash held in the trust account established in connection with the IPO (the “Trust Account”). The Audit Committee and the Company’s management have discussed the matters disclosed in this Current Report on Form 8-K pursuant to this Item 4.02 with Marcum LLP, the Company’s independent registered public accounting firm. The financial statements and related financial information that was included in the Original Form 8-K is superseded by the financial information in this Form 8-K/A, and the financial statements and related financial information contained in the Original Form 8-K should no longer be relied upon. On December 7, 2021, the Company filed a Current Report on Form 8-K disclosing the Audit Committee’s conclusion that the IPO Balance Sheet should no longer be relied upon. This First Amendment on Form 8-K/A sets forth the Original Form 8-K in its entirety, as amended to reflect the restatement. The following item has been amended as a result of the restatement. Exhibit No. 99.1, “Audited Balance Sheet as of January 12, 2021” Refer to Note 10, Restatement of previously filed Balance Sheet of this Form 8-K/A for additional information and for the summary of the accounting impacts of these adjustments to the Company’s balance sheet as of January 12, 2021.
Document Period End Date	Mar. 14, 2022
Entity Registrant Name	SVF INVESTMENT CORP.
Entity Central Index Key	0001828478
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-39862
Entity Tax Identification Number	98-1561624
Entity Address, Address Line One	1 Circle Star Way
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
Entity Address, Country	US
City Area Code	650
Local Phone Number	562-8100
Entity Incorporation, State or Country Code	E9
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class A [Member]
Document Information [Line Items]
Trading Symbol	SVFA
Title of 12(b) Security	Class A Ordinary Shares included as part of the units
Security Exchange Name	NASDAQ
Capital Units [Member]
Document Information [Line Items]
Trading Symbol	SVFAU
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-fifth of one redeemable warrant
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Trading Symbol	SVFAW
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Security Exchange Name	NASDAQ